Inventory - Schedule of Components of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Homes preparing for and under renovation	$ 327,455	$ 47,978
Homes listed for sale	400,308	30,826
Homes under contract to sell	404,808	92,555
Inventory	$ 1,132,571	$ 171,359